EMPLOYEE BENEFITS (Details 2) $ in Thousands	Dec. 31, 2021 USD ($)
Discount rate [member]
Statement [Line Items]
Increase in 100 bps	$ (3,267)
Decrease in 100 bps	3,992
Wage growth rates [member]
Statement [Line Items]
Increase in 100 bps	3,388
Decrease in 100 bps	$ (3,033)